Organization and Business Operations	12 Months Ended
Dec. 31, 2022
Consolidation, Less than Wholly Owned Subsidiary, Parent Ownership Interest, Effects of Changes, Net [Line Items]
Organization and Business Operations

Note 1— Organization and Business Operations

Ocean Biomedical, Inc. (fka Aesther Healthcare Acquisition Corp.) (the “Company”) is a blank check company formed in June 2021, for the purpose of effecting a merger, capital stock exchange, asset acquisition, stock purchase, reorganization or similar business combination with one or more businesses (the “Business Combination”).

Termination of a Material Definitive Agreement United Gear & Assembly

As previously disclosed, on May 26, 2022, AHAC entered into an Agreement and Plan of Merger (the “United Merger Agreement”) with AHAC Merger Sub Inc., a Delaware corporation and a then newly formed wholly-owned subsidiary of AHAC (“Merger Sub”), Aesther Healthcare Sponsor, LLC, a Delaware limited liability company, which is controlled by Suren Ajjarapu, AHAC’s Chief Executive Officer and the Chairman of the Board of Directors, and a United States citizen (the “Sponsor”), solely in the capacity as the representative from and after the effective time of the Merger for the stockholders of AHAC (other than the United Stockholder (as defined below) (the “Purchaser Representative”), United Gear & Assembly, Inc., a Delaware corporation (“United Gear”), and United Stars Holdings, Inc., a Delaware corporation and the sole stockholder of United Gear (the “United Stockholder”). In connection with the transactions contemplated by the United Merger Agreement, AHAC also entered into a common stock purchase agreement with White Lion Capital, LLC on July 6, 2022 (the “Common Stock Purchase Agreement”).

On July 18, 2022, pursuant to Section 8.1(a) of the United Merger Agreement, AHAC, United Gear, Merger Sub, Purchaser Representative and United Stockholder entered into a letter agreement (the “Termination Agreement”) pursuant to which the United Merger Agreement was terminated by the mutual agreement of the parties thereto.

As a result of the termination of the United Merger Agreement, the United Merger Agreement is no longer in force and effect, and certain Ancillary Documents (as defined in the United Merger Agreement) entered into in connection with the United Merger Agreement, including but not limited to, a Non-Competition Agreement and Lock-Up Agreement (as such agreements are defined in the United Merger Agreement) were automatically terminated in accordance with their terms and/or are of no further force and effect. In addition, in accordance with the terms thereof, the Common Stock Purchase Agreement also terminated upon the termination of the United Merger Agreement.

Proposed Ocean Biomedical, Inc. Business Combination

On August 31, 2022, AHAC entered into an Agreement and Plan of Merger by and among AHAC, Merger Sub, Aesther Healthcare Sponsor, LLC, Aesther’s sponsor (the “Sponsor”), in its capacity as purchaser representative, Ocean Biomedical, Inc., a Delaware corporation (“Ocean Biomedical”), and Dr. Chirinjeev Kathuria, in his capacity as seller representative (as may be amended and/or restated from time to time, the “Merger Agreement”), pursuant to which, among other things, the parties will effect the merger of Merger Sub with and into Ocean Biomedical, with Ocean Biomedical continuing as the surviving entity (the “Merger”), as a result of which all of the issued and outstanding capital stock of Ocean Biomedical shall be exchanged for shares of Class A common stock, par value $0.0001 per share, of AHAC (the “Share Exchange”) subject to the conditions set forth in the Merger Agreement, with Ocean Biomedical surviving the Share Exchange as a wholly-owned subsidiary of Aesther (the Share Exchange and the other transactions contemplated by the Merger Agreement, together, the “Transaction”).

Merger Consideration

As consideration for the Merger, the holders of Ocean Biomedical’s securities collectively shall be entitled to receive from AHAC, in the aggregate, a number of shares of AHAC Class A common stock with an aggregate value equal to (the “Merger Consideration”) (a) $240,000,000 minus (b) the amount, if any, by which the net working capital is less than negative $500,000, plus (c) the amount, if any, by which the net working capital exceeds $500,000 (but not less than zero), minus (d) the amount, if any, by which the closing net debt exceeds $500,000, minus (e) the amount, if any, by which the company transaction expenses exceed $6,000,000. In addition, holders of Ocean Biomedical’s securities shall also be entitled to receive from AHAC, in the aggregate, an additional 19,000,000 shares of AHAC Class A common stock in the event that the volume weighted average price (VWAP) of AHAC’s Class A common stock, collectively, exceeds (a) $15.00 per share for 20 out of any 30 consecutive trading days beginning on the Closing date of the Merger Agreement until the 36-month anniversary of the Closing Date, in which case the holders of Ocean Biomedical securities shall be entitled to receive an additional 5,000,000 shares of AHAC Class A common stock, (b) $17.50 per share for 20 out of any 30 consecutive trading days beginning on the Closing Date of the Merger Agreement until the 36-month anniversary of the Closing Date, in which case the holders of Ocean Biomedical securities shall be entitled to receive an additional 7,000,000 shares of AHAC Class A common stock and (c) $20.00 per share for 20 out of any 30 consecutive trading days beginning on the Closing Date of the Merger Agreement until the 36-month anniversary of the Closing Date, in which case the holders of Ocean Biomedical securities shall be entitled to receive an additional 7,000,000 shares of AHAC Class A common stock. In addition, for each Earnout Share Payment, AHAC will also issue to Sponsor an additional 1,000,000 shares of AHAC Class A common stock.

Backstop Agreement and Equity Line of Credit

Simultaneously with the execution of the Merger Agreement, AHAC and Ocean Biomedical entered into an OTC Equity Prepaid Forward Transaction (the “Backstop Agreement”) with Vellar Opportunity Fund SPV LLC – Series 3 (“Vellar”). Pursuant to the Backstop Agreement, Vellar has agreed to support the Transaction by purchasing shares of AHAC Class A common stock in the open market for up to $40,000,000, including from other AHAC stockholders that elected to redeem and subsequently revoked their prior elections to redeem their shares, following the expiration of the Company’s redemption offer. AHAC has agreed to purchase those shares from Vellar on a forward basis. The purchase price payable by the Company will include a prepayment in the amount of the redemption price per share. The Backstop Agreement matures on the earlier to occur of (a) 3 years after the closing of the Merger Agreement or (b) the date specified by Vellar in a written notice delivered at Vellar’s discretion if the VWAP of AHAC’s shares during 20 out of 30 consecutive trading days is less than $3 per share. At maturity, any remaining shares subject to the forward transaction will be finally purchased by AHAC at maturity for an additional $2.50 per share. During the term of the Backstop Agreement, Vellar may elect to sell some or all of the shares subject to the forward transaction after which those shares will no longer be subject to the Backstop Agreement, and in such event Vellar will repay the Company with a portion of the sale proceeds. If the Backstop Agreement is terminated after the Merger fails to close, except due to regulatory items or a material breach by Vellar, AHAC will be obligated to pay a break-up fee equal to $1 million and certain fees and expenses.

Additionally, the Merger Agreement allows (but does not require) AHAC to seek and consummate subscription agreements with investors totaling in the range of $50,000,000 to $75,000,000 in connection with a private placement of AHAC’s Class A common stock on terms mutually agreeable to AHAC and Ocean Biomedical acting reasonably.

Organization and Business Operations

As of December 31, 2022, the Company had not commenced any material operations. All activity for the period from June 17, 2021 (inception) through December 31, 2022 relates to the Company’s formation, the initial public offering (“Initial Public Offering”), activities to identify a target business and the negotiation and drafting of the Merger Agreements discussed above. The Company will not generate any operating revenues until after the completion of its initial Business Combination, at the earliest. The Company will generate non-operating income in the form of interest income on cash and cash equivalents from the proceeds derived from the Initial Public Offering. The Company has selected December 31 as its fiscal year end.

The registration statement for the Company’s Initial Public Offering was declared effective on September 14, 2021. On September 17, 2021, the Company consummated the Initial Public Offering of 10,500,000 units, each consisting of one share of Class A common stock and one-half of one redeemable warrant (the “Units” and, with respect to the shares of Class A common stock included in the Units sold, the “Public Shares”), at $10.00 per Unit, generating gross proceeds of $105,000,000, which is described in Note 3 – Initial Public Offering.

Simultaneously with the closing of the Initial Public Offering, the Company consummated the sale of 5,411,000 warrants (the “Private Placement Warrants”) at a price of $1.00 per Private Placement Warrant in a private placement (the “Private Placement”) to its Sponsor, generating gross proceeds of $5,411,000, which is described in Note 4 – Private Placement.

Transaction costs amounted to $4,615,992, consisting of $1,050,000 of underwriting fees, $3,150,000 of deferred underwriting fees and $415,992 of other offering costs. In addition, at December 31, 2022, cash of $328,305 was held outside of the Trust Account (as defined below) and is available for working capital purposes.

Following the closing of the Initial Public Offering on September 17, 2021, an amount of $107,100,000 ($10.20 per Unit) from the net proceeds of the sale of the Units in the Initial Public Offering and the sale of the Private Placement Warrants was placed in a trust account (the “Trust Account”) located in the United States and will be invested only in U.S. government securities, within the meaning set forth in Section 2(a)(16) of the Investment Company Act of 1940, as amended (the “Investment Company Act”), with a maturity of 185 days or less or in any open-ended investment company that holds itself out as a money market fund selected by the Company meeting the conditions of paragraphs (d)(2), (d)(3) and (d)(4) of Rule 2a-7 of the Investment Company Act, as determined by the Company, until the earlier of: (i) the completion of a Business Combination and (ii) the distribution of the Trust Account, as described below. On September 15, 2022, the Company deposited $1,050,000 into the Trust Account and extended the period of time to consummate an initial Business Combination (the “Business Combination Period”) by three months from September 16, 2022 to December 16, 2022. On December 15, 2022, the Company deposited $1,050,000 into the Trust Account and extended the period of time to consummate an initial Business Combination (the “Business Combination Period”) by three months from December 16, 2022 to March 16, 2023. The $2,100,000 deposited into the Trust Account for the both three-month extensions was funded by proceeds from the loans provided by the Sponsor to the Company on September 15, 2022 and December 15, 2022 (See Note 5 – Related Party Transactions).

The Company’s management has broad discretion with respect to the specific application of the net proceeds of the Initial Public Offering and the sale of the Private Placement Warrants, although substantially all of the net proceeds are intended to be applied generally toward consummating a Business Combination. Nasdaq rules provide that the Business Combination must be with one or more target businesses that together have a fair market value equal to at least 80% of the balance in the Trust Account (as defined above) (less any deferred underwriting commissions and taxes payable on interest earned on the Trust Account) at the time of the signing a definitive agreement to enter a Business Combination. The Company will only complete a Business Combination if the post-Business Combination company owns or acquires 50% or more of the outstanding voting securities of the target or otherwise acquires a controlling interest in the target sufficient for it not to be required to register as an investment company under the Investment Company Act. There is no assurance that the Company will be able to successfully effect a Business Combination.

The Company will provide its holders of the outstanding Public Shares (the “Public Stockholders”) with the opportunity to redeem all or a portion of their Public Shares upon the completion of a Business Combination either (i) in connection with a stockholder meeting called to approve the Business Combination pursuant to the proxy solicitation rules of the SEC or (ii) by means of a tender offer. In connection with a proposed Business Combination, the Company will be required to seek stockholder approval of a Business Combination at a meeting called for such purpose at which stockholders may seek to redeem their shares, regardless of whether they vote for or against a Business Combination. The Company will proceed with a Business Combination only if the Company has net tangible assets of at least $5,000,001 either immediately prior to or upon such consummation of a Business Combination and a majority of the outstanding shares voted are voted in favor of the Business Combination.

If the Company conducts redemptions of the Public Shares in connection with a Business Combination pursuant to the proxy solicitation rules in conjunction with a stockholder meeting instead of pursuant to the tender offer rules, the Company’s amended and restated certificate of incorporation (the “Certificate of Incorporation”) provides that, a public stockholder, together with any affiliate of such stockholder or any other person with whom such stockholder is acting in concert or as a “group” (as defined under Section 13 of the Securities Exchange Act of 1934, as amended (the “Exchange Act”)), will be restricted from seeking redemption rights with respect to 15% or more of the Public Shares without the Company’s prior written consent.

The public stockholders will be entitled to redeem their shares for a pro rata portion of the amount then in the Trust Account (initially $10.20 per share which increased to $10.30 per share in connection with the Sponsor Extension Loan (see Note 5 – Related Party Transactions), plus any pro rata interest earned on the funds held in the Trust Account and not previously released to the Company to pay its tax obligations). The per-share amount to be distributed to stockholders who redeem their shares will not be reduced by the deferred underwriting commissions the Company will pay to the underwriters. There will be no redemption rights upon the completion of a Business Combination with respect to the Company’s warrants. These Class A common stock are recorded at redemption value and classified as temporary equity upon the completion of the Initial Public Offering, in accordance with Accounting Standards Codification (“ASC”) Topic 480 “Distinguishing Liabilities from Equity.”

If the Company is unable to conduct redemptions pursuant to the proxy solicitation rules as described above, the Company will, pursuant to its Certificate of Incorporation, offer such redemption pursuant to the tender offer rules of the SEC, and file tender offer documents containing substantially the same information as would be included in a proxy statement with the SEC prior to completing a Business Combination.

The Company’s Sponsor, officers, directors, and advisors have agreed (a) to vote their Founder Shares (as defined in Note 5 – Related Party Transactions) and any Public Shares purchased during or after the Initial Public Offering in favor of a Business Combination; (b) not to propose an amendment to the Company’s Certificate of Incorporation with respect to the Company’s pre-Business Combination activities prior to the consummation of a Business Combination unless the Company provides dissenting public stockholders with the opportunity to redeem their Public Shares in conjunction with any such amendment; (c) not to redeem any shares (including the Founder Shares) into cash from the Trust Account in connection with a stockholder vote to approve a Business Combination (or to sell any shares in a tender offer in connection with a Business Combination if the Company is unable to conduct redemptions pursuant to the proxy solicitation rules) or a vote to amend the provisions of the Certificate of Incorporation relating to stockholders’ rights of pre-Business Combination activity and (d) that the Founder Shares shall not participate in any liquidating distributions upon winding up if a Business Combination is not consummated. However, the Sponsor and our officers, directors and advisors will be entitled to liquidating distributions from the Trust Account with respect to any Public Shares purchased during or after the Initial Public Offering if the Company fails to complete its Business Combination.

If the Company is unable to complete a Business Combination within 12 months from the closing of the Initial Public Offering or September 16, 2022, subject to the right to extend the period of time to consummate the Business Combination two times, by an additional three months each time (for a total of up to 18 months), of which both three month extensions have been exercised, extending the date the Company is required to complete the initial Business Combination to March 16, 2023 (see Note 5 – Related Party)(the “Combination Period”), the Company will (i) cease all operations except for the purpose of winding up, (ii) as promptly as reasonably possible but no more than ten business days thereafter, redeem the public shares, at a per-share price, payable in cash, equal to the aggregate amount then on deposit in the Trust Account, including interest earned on the funds held in the Trust Account and not previously released to us to pay taxes (less up to $100,000 of interest to pay dissolution expenses), divided by the number of then outstanding public shares, which redemption will completely extinguish public stockholders’ rights as stockholders (including the right to receive further liquidation distributions, if any), subject to applicable law, and as promptly as reasonably possible following such redemption, subject to the approval of the remaining stockholders and the Company’s board of directors, proceed to commence a voluntary liquidation and thereby a formal dissolution of the Company, subject in each case to its obligations under Delaware law to provide for claims of creditors and the requirements of applicable law. The underwriters have agreed to waive their rights to the deferred underwriting commission held in the Trust Account in the event the Company does not complete a Business Combination within the Combination Period and, in such event, such amounts will be included with the funds held in the Trust Account that will be available to fund the redemption of the Public Shares. In the event of such distribution, it is possible that the per share value of the assets remaining available for distribution will be less than the price per Unit $10.30.

The Sponsor has agreed that it will be liable to the Company if and to the extent any claims by a third party for services rendered or products sold to the Company, or a prospective target business with which the Company has entered into a written letter of intent, confidentiality or similar agreement or Business Combination agreement, reduce the amount of funds in the Trust Account to below the lesser of (i) $10.30 per Public Share and (ii) the actual amount per Public Share held in the Trust Account as of the day of liquidation of the Trust Account, if less than $10.30 per share due to reductions in the value of the trust assets, less taxes payable, provided that such liability will not apply to any claims by a third party or prospective target business who executed a waiver of any and all rights to monies held in the Trust Account (whether or not such waiver is enforceable) nor will it apply to any claims under the Company’s indemnity of the underwriters of Initial Public Offering against certain liabilities, including liabilities under the Securities Act of 1933, as amended (the “Securities Act”). However, the Company has not asked the Sponsor to reserve for such indemnification obligations, nor has the Company independently verified whether the Sponsor has sufficient funds to satisfy its indemnity obligations and believe that the Sponsor’s only assets are securities of the Company. Therefore, the Company cannot assure its stockholders that the Sponsor would be able to satisfy those obligations. None of the Company’s officers or directors will indemnify the Company for claims by third parties including, without limitation, claims by vendors and prospective target businesses. The Company will seek to reduce the possibility that the Sponsor will have to indemnify the Trust Account due to claims of creditors by endeavoring to have all vendors, service providers, prospective target businesses or other entities with which the Company does business, execute agreements with the Company waiving any right, title, interest or claim of any kind in or to monies held in the Trust Account.

Going Concern and Liquidity

As indicated in the accompanying financial statements, at December 31, 2022, we had $328,305 of cash and a working capital deficit of $2,995,866.

The Company has incurred and expects to continue to incur significant costs in pursuit of its acquisition plans and will not generate any operating revenues until after the completion of its initial business combination. In addition, the Company expects to have negative cash flows from operations until it can complete its initial Business Combination. In connection with the Company’s assessment of going concern considerations in accordance with Accounting Standards Update (“ASU”) 2014-15, “Disclosures of Uncertainties about an Entity’s Ability to Continue as a Going Concern” the Company does not currently have adequate liquidity to sustain operations, which consist solely of pursuing a Business Combination.

The Company may raise additional capital through loans or additional investments from the Sponsor or its shareholders, officers, directors, or third parties as described in Note 5 – Related Party Transactions. The Company’s officers and directors and the Sponsor may, but are not obligated to (except as described above), loan the Company funds, from time to time, in whatever amount they deem reasonable in their sole discretion, to meet the Company’s working capital needs. Based on the foregoing, the Company believes it will have sufficient cash to meet its needs through the earlier of consummation of a Business Combination or March 16, 2023, the current deadline to complete a Business Combination pursuant to the Company’s Amended and Restated Certificate of Incorporation (unless otherwise amended by shareholders).

While the Company expects to have sufficient access to additional sources of capital if necessary, there is no current commitment on the part of any financing source to provide additional capital and no assurances can be provided that such additional capital will ultimately be available. These conditions raise substantial doubt about the Company’s ability to continue as a going concern for a period of time within one year after the date that the financial statements are issued. There is no assurance that the Company’s plans to raise additional capital (to the extent ultimately necessary) or to consummate a Business Combination will be successful or successful within the Combination Period. The financial statements do not include any adjustments that might result from the outcome of this uncertainty.

As is customary for a special purpose acquisition company, if the Company is not able to consummate a Business Combination during the Combination Period, it will cease all operations and redeem the Public Shares. Management plans to continue its efforts to consummate a Business Combination during the Combination Period.

Risks and Uncertainties

Management is currently continuing to evaluate the impact of the COVID-19 pandemic, rising interest rates and increased inflation, and has concluded that while it is reasonably possible that the virus, interest rates and/or inflation could have a negative effect on the Company’s financial position, results of its operations and/or completion of the pending Merger, the specific impact is not readily determinable as of the date of these financial statements. The financial statements do not include any adjustments that might result from the outcome of this uncertainty.

Ocean Biomedical Inc [Member]
Consolidation, Less than Wholly Owned Subsidiary, Parent Ownership Interest, Effects of Changes, Net [Line Items]
Organization and Business Operations

1. Organization, Description of Business, and Going Concern

Ocean Biomedical, Inc. (the “Company”), a Delaware corporation, was founded on January 2, 2019. The Company is a biopharmaceutical company that is focused on discovering and developing therapeutic products in oncology, fibrosis, infectious diseases and inflammation.

The Company is subject to risks common to companies in the biopharmaceutical industry, including, but not limited to, risks related to the successful development and commercialization of product candidates, fluctuations in operating results and financial risks, the ability to successfully raise additional funds when needed, protection of proprietary rights and patent risks, patent litigation, compliance with government regulations, dependence on key personnel and prospective collaborative partners, and competition from competing products in the marketplace.

Going Concern

The accompanying consolidated financial statements are prepared in accordance with generally accepted accounting principles applicable to a going concern, which contemplates the realization of assets and the satisfaction of liabilities in the normal course of business.

The Company had no cash inflows from operating activities for the year ended December 31, 2022. As of December 31, 2022, the Company had cash of $34 thousand and a working capital deficiency of $10.6 million. The Company’s current operating plan indicates it will incur losses from operations and generate negative cash flows from operating activities, given anticipated expenditures related to research and development activities and its lack of revenue generating ability at this point in the Company’s lifecycle. These events and conditions raise substantial doubt about the Company’s ability to continue as a going concern within one year after the date the financial statements are issued.

The Company will need to raise additional funds in order to advance its research and development programs, operate its business, and meet its future obligations as they come due. Based on the Company’s current operational plans and assumptions, the Company expects to use the net proceeds from the Backstop Agreement and future debt and equity financings, including possibly under the Common Stock Purchase Agreement, as well as further deferrals of certain of its accrued expenses and contingency payments due upon the closing of future financings to fund operations. Under the terms of the Backstop Agreement, the Company will receive proceeds from any sales by the backstop providers of shares of its common stock sold by them quarterly, after the end of each quarter. The Company expects to receive the first reports from the backstop providers in April, reporting the amount of shares they sold in the quarter ended March 31, 2023 and, if they sold any shares, corresponding payments of the proceeds of those repurchases. The Backstop Agreement prohibits the backstop providers from selling the Company’s shares of common stock that are subject to the restrictions set forth in the Backstop Agreement unless the Company’s common stock is trading above $10.34 per share, which means that no cash will be returned to the Company pursuant to any sales under the Backstop Agreement unless and until its common stock is trading above $10.34 and the backstop providers are otherwise able to sell their shares. The Company has based these estimates on assumptions that may prove to be wrong, and the Company could utilize its available capital resources sooner than expected, in which case, the Company would need to raise more capital and sooner than expected. The Company cannot guarantee that it will be able to raise additional capital on reasonable terms or at all, that its common stock will trade above $10.34, permitting the backstop providers to sell shares under the Backstop Agreement, or that the backstop providers will sell any shares of the Company’s common stock held by them.

There is no assurance that the Company will be successful in obtaining such additional financing on terms acceptable to the Company, if at all, and the Company may not be able to enter into collaborations or other arrangements. If the Company is unable to obtain funding, the Company could be forced to delay, reduce, or eliminate its research and development programs, which could adversely affect its business prospects and its ability to continue operations.

The accompanying consolidated financial statements do not include any adjustments relating to the recoverability and classification of recorded asset amounts or the amounts and classification of liabilities that might result from the outcome of this uncertainty.

Impacts of COVID-19 and Market Conditions on Our Business

We have been actively monitoring the COVID-19 situation and its impact globally. For the year ended December 31, 2022, the Company was not significantly impacted by COVID-19. Further, disruption of global financial markets and a recession or market correction, including as a result of the COVID-19 pandemic, the ongoing military conflict between Russia and Ukraine and the related sanctions imposed against Russia, and other global macroeconomic factors such as inflation, could reduce the Company’s ability to access capital, which could in the future negatively affect the Company’s liquidity and could materially affect the Company’s business and the value of its common stock.